Federated Hermes Municipal Bond Fund, Inc.
Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.7%
		Alabama—5.6%
$2,500,000		Birmingham, AL Special Care Facilities Financing Authority (Children’s Hospital of Alabama), Revenue Bonds (Series 2025A), 5.250%, 6/1/2050	$ 2,652,118
3,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 3.320% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	2,981,505
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025F), (Pacific Life Insurance Co. GTD), 5.000%, 12/1/2035	1,057,771
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025G), (Goldman Sachs Group, Inc. GTD), 5.000%, 10/1/2035	1,054,066
775,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026B), (Canadian Imperial Bank of Commerce GTD), 5.000%, 12/1/2034	832,250
2,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026C), (Bank of America Corp. GTD), 5.250%, 6/1/2036	2,155,074
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024B), (Original Issue Yield: 4.875%), 4.750%, 12/1/2054	968,062
		TOTAL	11,700,846
		Arizona—1.4%
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,019,152
2,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	2,023,741
		TOTAL	3,042,893
		Arkansas—0.5%
1,000,000	[2]	Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2026), 4.250%, Mandatory Tender 3/3/2036	1,015,458
		California—4.9%
1,500,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds (Series 2026A-1), (Morgan Stanley GTD), 5.000%, Mandatory Tender 2/1/2036	1,612,635
1,000,000		Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2021D), 5.000%, 5/15/2046	1,033,058
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series QRR 2022), 5.250%, 7/1/2047	2,160,471
1,600,000		San Diego County, CA Regional Airport Authority, Senior Airport Revenue Bonds (Series 2025B), 5.250%, 7/1/2050	1,692,316
1,085,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Refunding Bonds (Series 2020B), 5.000%, 7/1/2037	1,127,985
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023A), 5.000%, 5/1/2038	1,623,637
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2025CC), 5.000%, 5/15/2053	1,066,226
		TOTAL	10,316,328
		Colorado—2.6%
2,000,000		Cherry Creek, CO School District No. 5, UT GO Bonds (Series 2024), 5.250%, 12/15/2044	2,237,611
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022A), 4.000%, 5/15/2052	901,645
1,000,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022A), (Original Issue Yield: 4.390%), 4.125%, 11/15/2047	941,834
1,250,000		Denver, CO City & County School District #1, UT GO Bonds (Series 2025A), 5.500%, 12/1/2049	1,380,950
		TOTAL	5,462,040
		Connecticut—1.0%
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	1,041,441
1,000,000		Connecticut State, UT GO Bonds (Series 2025A), 5.000%, 3/15/2043	1,104,492
		TOTAL	2,145,933

Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—2.5%
$ 15,000	District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	$ 15,271
500,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue and Refunding Bonds (Series 2025A), 5.250%, 6/1/2050	537,635
1,545,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2019A), 5.000%, 3/1/2044	1,610,949
2,000,000	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2024A), (Original Issue Yield: 4.530%), 4.375%, 7/15/2059	1,957,456
1,000,000	Washington Metropolitan Area Transit Authority, Dedicated Revenue Ronds (Series 2024A), 5.000%, 7/15/2054	1,035,741
	TOTAL	5,157,052
	Florida—5.1%
1,500,000	Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds (Series 2025A), 5.750%, 10/1/2053	1,593,274
760,000	Lakes of Sarasota CDD 2, Capital Improvement Revenue Bonds (Series 2025A), 5.700%, 5/1/2055	766,518
2,000,000	Lakewood Ranch, FL Stewardship District (Lakewood Ranch Southeast Project), Special Assement Revenue Bonds (Series 2025), (Original Issue Yield: 6.080%), 6.000%, 5/1/2056	2,116,902
500,000	Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2026), 5.750%, 10/1/2050	513,021
750,000	Miami Beach, FL Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2025), (Assured Guaranty, Inc. INS), 5.000%, 2/1/2044	802,415
1,000,000	Miami-Dade County, FL Aviation Department, Aviation Revenue Bonds (Series 2025A), 5.250%, 10/1/2050	1,043,122
1,425,000	Miami-Dade County, FL Aviation Department, Aviation Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2035	1,574,337
1,210,000	Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2037	1,221,721
1,000,000	Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.250%, 10/1/2056	1,050,121
	TOTAL	10,681,431
	Georgia—0.9%
500,000	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue Bonds (Series 2025A), 5.250%, 7/1/2050	540,639
1,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	1,008,062
400,000	Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel First Tier Revenue Bonds (Series 2025A), (Original Issue Yield: 5.390%), 5.250%, 6/1/2061	402,650
	TOTAL	1,951,351
	Hawaii—1.7%
750,000	Hawaii State Airports System, Airports System Revenue Bonds (Series 2025A), 5.250%, 7/1/2051	787,122
500,000	Hawaii State Department of Budget & Finance (Queen’s Health Systems), Special Purpose Revenue Bonds (Series 2025A), 5.000%, 7/1/2043	539,875
2,000,000	Honolulu, HI City & County, UT GO Bonds (Series 2025F), 5.000%, 7/1/2036	2,310,138
	TOTAL	3,637,135
	Illinois—7.7%
570,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	599,532
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.250%, 1/1/2053	2,035,931
1,000,000	Chicago, IL Transit Authority, Sales Tax Receipt Revenue Refunding Bonds (Series 2024A), 5.000%, 12/1/2049	1,039,090
500,000	Chicago, IL Water Revenue, Water Revenue Bonds (Series 2026A), 5.000%, 11/1/2051	517,412
500,000	Chicago, IL Water Revenue, Water Revenue Bonds (Series 2026A), 5.000%, 11/1/2064	510,505
1,000,000	Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	975,025
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 5.000%, 1/1/2046	2,105,220
1,010,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	1,039,765
890,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	916,692
1,000,000	Illinois State, UT GO Bonds (Series 2023B), 5.250%, 5/1/2039	1,075,355
1,000,000	Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2042	1,057,397
3,000,000	Illinois State, UT GO Bonds (Series 2026C), 5.250%, 4/1/2044	3,248,676
1,000,000	Sales Tax Securitization Corp., IL, Second Lien Sales Tax Securitization Refunding Bonds (Series 2025A), 5.000%, 1/1/2042	1,086,857
	TOTAL	16,207,457
	Indiana—3.9%
1,100,000	Indiana Finance Authority (Community Health Network, Inc.), Health System Revenue Bonds (Series 2026A), 5.500%, 5/1/2054	1,174,584

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,500,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025C), 5.000%, 10/1/2043	$ 1,627,138
1,250,000		Indiana State Finance Authority (Marquette Project), Revenue Bonds (Series 2025A), 5.375%, 3/1/2055	1,277,178
3,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-1), (Original Issue Yield: 5.400%), (Build America Mutual Assurance INS), 5.250%, 3/1/2067	3,123,380
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-1), 5.250%, 1/1/2055	1,055,058
		TOTAL	8,257,338
		Iowa—1.1%
500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	565,453
1,500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,695,417
		TOTAL	2,260,870
		Kansas—0.5%
1,000,000		Kansas State Department of Transportation, Highway Revenue and Refunding Bonds (Series 2025A), 5.000%, 9/1/2040	1,125,787
		Kentucky—1.5%
2,085,000	[1]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 3.625% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	2,094,805
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025C), (BP PLC GTD), 5.000%, 5/1/2036	1,053,549
		TOTAL	3,148,354
		Louisiana—2.4%
3,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	3,107,297
1,745,000		New Orleans, LA Aviation Board, General Airport Revenue Refunding Bonds (Series 2024B), 5.250%, 1/1/2045	1,845,011
		TOTAL	4,952,308
		Massachusetts—3.8%
2,500,000		Boston, MA, UT GO Bonds (Series 2025A), 5.000%, 2/1/2040	2,786,360
3,000,000		Commonwealth of Massachusetts (Massachusetts State Transportation Fund), Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	3,122,859
1,000,000		Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group), Revenue Bonds (Series 2025N-1), 5.250%, 7/1/2050	1,035,941
1,000,000		Watertown, MA, UT GO Bonds (Series 2024), 4.000%, 6/15/2054	966,362
		TOTAL	7,911,522
		Michigan—4.1%
1,000,000		Ann Arbor, MI Public School District, UT GO School Building and Site and Refunding Bonds (Series 2025), 5.000%, 5/1/2039	1,119,760
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,042,858
1,000,000		Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds Temps-85 (Series 2026B-1), 4.500%, 8/15/2031	995,688
1,580,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series 2025-I), 5.000%, 4/15/2039	1,788,446
570,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2049	602,752
1,000,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2023), 5.500%, 11/15/2049	1,081,869
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2018D), 5.000%, 12/1/2031	2,082,567
		TOTAL	8,713,940
		Montana—0.4%
750,000		Montana Facility Finance Authority (St. John’s Lutheran Ministries, Inc.), St. John’s United Project Revenue Bonds (Series 2026A), 6.125%, 11/15/2056	760,738
		Nebraska—1.0%
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2024A), 5.500%, 2/1/2049	2,170,720
		Nevada—0.8%
1,625,000		Nevada State, LT GO Bonds (Series 2023A), 5.000%, 5/1/2042	1,780,882
		New Hampshire—1.0%
1,000,000		National Finance Authority, NH (Winston-Salem Sustainable Energy Partners LLC), Revenue Bonds (Series 2025A), 5.000%, 12/1/2035	1,101,954

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—continued
$1,000,000		New Hampshire Health and Education Facilities Authority (Dartmouth Health Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/1/2055	$ 1,045,016
		TOTAL	2,146,970
		New Jersey—0.5%
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2025AA), 5.250%, 6/15/2050	1,064,867
		New York—6.0%
1,000,000	[2]	Build NYC Resource Corporation (RiverSpring Health Senior Living), Rivers Edge Revenue Bonds TEMPS-50 (Series 2026B-3), 5.000%, 12/15/2031	1,000,374
2,000,000		New York City, NY Municipal Water Finance Authority (New York City, NY Water & Sewer System), Water and Sewer System Second General Resolution Revenue Bonds (Series 2023AA-1), 5.250%, 6/15/2052	2,115,686
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023A-1), (Original Issue Yield: 4.360%), 4.000%, 8/1/2048	944,983
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	1,116,722
1,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2025), 6.000%, 6/30/2059	1,062,055
1,555,000		Port Authority of New York and New Jersey, Consolidated Bonds (Series 2025-250), 5.000%, 10/15/2044	1,729,791
750,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.865%), 5.750%, 12/1/2044	773,745
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,025,265
1,000,000		Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.250%, 12/1/2054	1,065,925
1,500,000		Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2038	1,673,961
		TOTAL	12,508,507
		North Carolina—1.7%
2,270,000		Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2023B), 5.000%, 7/1/2032	2,499,612
1,000,000		North Carolina Medical Care Commission (Duke University Health Systems), Health Care Facilities Revenue Bonds (Series 2025A), 5.000%, 6/1/2040	1,101,765
		TOTAL	3,601,377
		Ohio—3.1%
650,000		Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2025A), 5.000%, 11/1/2039	717,428
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	782,853
1,500,000		Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	1,584,965
1,370,000		Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Air Quality Revenue Refunding Bonds (Series 2026B), 4.350%, 6/30/2040	1,388,705
1,500,000	[2]	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,453,898
500,000		Port of Greater Cincinnati, OH Development Authority (3CDC Parking Facilities Obligated Group), Parking Revenue and Refunding Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.000%, 12/1/2060	511,392
		TOTAL	6,439,241
		Oklahoma—0.8%
1,500,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,506,536
250,000		Trustees of the Tulsa Municipal Airport Trust (American Airlines, Inc.), Revenue Bonds (Series 2025), 6.250%, 12/1/2040	277,353
		TOTAL	1,783,889
		Oregon—1.5%
1,500,000		Port of Portland, OR International Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,566,401
1,500,000		Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 10/1/2054	1,572,928
		TOTAL	3,139,329
		Pennsylvania—7.3%
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,171,195
2,000,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,740,229
1,250,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Assured Guaranty, Inc. GTD), 5.750%, 12/31/2062	1,321,382

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	$ 1,064,629
2,000,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	1,842,411
2,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 5.000%, 11/1/2051	2,057,897
1,250,000	Philadelphia, PA Gas Works Co., Gas Works Revenue Bonds (Seventeenth Series A), (Assured Guaranty, Inc. INS), 5.250%, 8/1/2054	1,318,464
1,595,000	Philadelphia, PA School District, LT GO Bonds (Series 2023B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2033	1,791,927
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2039	2,098,409
	TOTAL	15,406,543
	Puerto Rico—1.1%
834,905	Commonwealth of Puerto Rico, Clawback CVI Bonds (PRIFA), 0.000%, 11/1/2051	545,819
1,157,143	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	831,697
1,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	998,377
	TOTAL	2,375,893
	Tennessee—0.9%
1,000,000	Memphis, TN (Memphis Light, Gas and Water Division), Electric System Revenue Bonds (Series 2025), 5.000%, 12/1/2050	1,057,154
720,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2026B), 5.000%, 7/1/2044	774,538
	TOTAL	1,831,692
	Texas—12.9%
1,300,000	Austin, TX Water and Wastewater System, Water and Wastewater System Revenue Refunding Bonds (Series 2026), 5.000%, 11/15/2045	1,412,159
1,800,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,758,099
1,215,000	El Paso, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program INS), 4.000%, 8/15/2048	1,154,297
1,000,000	Harris County, TX Hospital District, LT GO Bonds (Series 2025), 5.250%, 2/15/2050	1,063,541
300,000	Houston, TX (Houston, TX Convention & Entertainment Facilities Department), First Lien Hotel Occupancy Tax Special Revenue and Refunding Bonds (Series 2026C), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2045	323,176
1,000,000	Houston, TX (United Airlines, Inc.), Catering Operations Facility Project (Series 2026), 5.500%, 7/15/2035	1,080,763
3,000,000	Hutto, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/1/2048	3,150,628
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2025), 5.000%, 5/15/2045	1,063,514
575,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2025A), 5.000%, 5/15/2040	631,247
1,000,000	New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facility Revenue bonds (Series 2025), 5.375%, 1/1/2055	1,022,849
1,000,000	New Hope Cultural Education Facilities Finance Corporation (Children’s Health System of Texas), Hospital Revenue Bonds (Series 2025A), 5.500%, 8/15/2049	1,090,155
1,200,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2025), 5.000%, 11/1/2055	1,201,802
500,000	North Texas Tollway Authority (North Texas Tollway System), First Tier Revenue Refunding Bonds (Series 2022), 5.250%, 1/1/2038	549,129
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 7/1/2032	2,172,947
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,047,888
1,000,000	Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.375%, 6/30/2039	1,053,040
1,000,000	Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	1,041,836
1,000,000	Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2034	1,129,409
1,000,000	Texas State University System, Revenue Financing System Revenue and Refunding Bonds (Series 2024), 5.250%, 3/15/2054	1,055,009

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Texas Transportation Commission State Highway Fund (Texas State), Mobility Fund and Refunding Bonds (Series 2025), 5.000%, 10/1/2044	$ 1,102,063
2,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2024A), 4.375%, 10/15/2059	1,934,091
		TOTAL	27,037,642
		Utah—2.1%
1,000,000	[2]	Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.500%, 6/1/2050	1,091,831
3,000,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.500%, 7/1/2050	3,223,580
		TOTAL	4,315,411
		Virginia—1.0%
2,000,000		Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	2,070,397
		Washington—1.1%
1,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2025B), 5.500%, 10/1/2050	1,073,775
1,200,000		Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2025), 5.250%, 2/1/2055	1,278,938
		TOTAL	2,352,713
		West Virginia—0.3%
500,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	536,236
		Wisconsin—2.0%
1,000,000		Public Finance Authority, WI (SR 400 Peach Partners, LLC), Senior Lien Toll Revenue Bonds (Series 2025), 6.500%, 6/30/2060	1,119,217
1,000,000		Public Finance Authority, WI Revenue (Kahala Senior Living Community, Inc.), Kahala Nui Revenue Bonds (Series 2025), 5.250%, 11/15/2055	1,026,556
1,000,000		Public Finance Authority, WI Revenue (Puerto Rico Toll Roads Monetization Project), Senior Lien Revenue Bonds (Series 2024), 5.750%, 7/1/2049	1,044,850
1,000,000		Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Revenue Bonds (Series 2025), 5.250%, 8/15/2050	1,045,162
		TOTAL	4,235,785
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $199,071,329)	203,246,875
	[1]	SHORT-TERM MUNICIPALS—3.0%
		Alabama—0.7%
1,450,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.000%, 7/1/2026	1,450,000
		Ohio—0.2%
480,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.900%, 7/1/2026	480,000
		Pennsylvania—0.3%
525,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.050%, 7/1/2026	525,000
100,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.900%, 7/1/2026	100,000
		TOTAL	625,000
		Texas—1.8%
3,700,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025G) Daily VRDNs, (PNC Bank, N.A. LIQ), 3.050%, 7/1/2026	3,700,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $6,255,000)	6,255,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $205,326,329)	209,501,875
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	569,892
		NET ASSETS—100%	$210,071,767

Securities that are subject to the federal alternative minimum tax (AMT) represent 20.9% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2026, these restricted securities amounted to $4,561,561, which represented 2.2% of net assets.

Additional information on restricted securities held at June 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2026), 4.250%, Mandatory Tender 3/3/2036	03/19/2026	$1,000,000	$1,015,458
Build NYC Resource Corporation (RiverSpring Health Senior Living), Rivers Edge Revenue Bonds TEMPS-50 (Series 2026B-3), 5.000%, 12/15/2031	02/06/2026	$1,000,000	$1,000,374
Downtown Revitalization Public Infrastructure District, UT, SEG Redevelopment Project First Lien Sales Tax Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.500%, 6/1/2050	06/06/2025	$1,042,896	$1,091,831
Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	03/15/2018	$1,504,845	$1,453,898

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
CVI	—Contingent-Value Instrument
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SEG	—Smith Entertainment Group
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes